Information Related to Derivative Amounts Recognized in Income (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 INR	Mar. 31, 2012 INR	Mar. 31, 2011 INR	Mar. 31, 2013 Interest rate derivatives USD ($)	Mar. 31, 2013 Interest rate derivatives INR	Mar. 31, 2012 Interest rate derivatives INR	Mar. 31, 2013 Forward rate agreements USD ($)	Mar. 31, 2013 Forward rate agreements INR	Mar. 31, 2012 Forward rate agreements INR	Mar. 31, 2013 Currency options USD ($)	Mar. 31, 2013 Currency options INR	Mar. 31, 2012 Currency options INR	Mar. 31, 2013 Currency swaps USD ($)	Mar. 31, 2013 Currency swaps INR	Mar. 31, 2012 Currency swaps INR	Mar. 31, 2013 Forward exchange contracts USD ($)	Mar. 31, 2013 Forward exchange contracts INR	Mar. 31, 2012 Forward exchange contracts INR
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives gain/(loss), net	$ 4.4	241.9	2,788.7	(3,873.8)	$ (39.8)	(2,170.1)	(715.9)	$ 0.1	4.4	(0.1)	$ (13.6)	(742.8)	220.1	$ (1.9)	(105.5)	823.3	$ 59.6	3,255.9	2,461.3